     As filed with the Securities and Exchange Commission on November 30, 1995

                                                       Registration No. 33-57986
     __________________________________________________________________________
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      ---------
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]

                               Pre-Effective Amendment No.  _____          [   ]

                               Post-Effective Amendment No. __10__         [ X ]

                                       and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                               Amendment No. _11_                          [ X ]
                          (Check appropriate box or boxes.)

                                HERITAGE SERIES TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective on December 26, 1995 pursuant to paragraph (b)(1) of Rule 485.

     Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about November 14, 1995.


                                 Page 1 of ____ Pages
                          Exhibit Index Appears on Page____

                                HERITAGE SERIES TRUST

                          CONTENTS OF REGISTRATION STATEMENT


     This registration document is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Amendment to Prospectus

                      Prospectus - Eagle International Equity Portfolio - Eagle Class Shares

                      Statement of Additional Information - Eagle International Equity Portfolio - Eagle Class Shares

                      Part C of Form N-1A

                      Signature Page

                      Exhibits

                                HERITAGE SERIES TRUST

                           FORM N-1A CROSS-REFERENCE SHEET


     PART A ITEM NO.                            PROSPECTUS CAPTION
     ---------------                            ------------------

     1.  Cover Page                             Cover Page

     2.  Synopsis                               About the Portfolio--Expense
                                                Summary

     3.  Condensed Financial                    Amendment to Prospectus
         Information

     4.  General Description of                 Cover Page; About the Portfolio-
         Registrant                             Objective, How the Objective is
                                                Pursued,     Other    Investment
                                                Policies   and   Risk   Factors,
                                                Organization and
                                                History; Amendment to Prospectus

     5.  Management of the Fund                 About the Portfolio-How the
                                                Portfolio is Managed

     5A. Management's Discussion                Inapplicable
         of Fund Performance

     6.  Capital Stock and Other                Cover Page; About the Portfolio-
         Information                            Other  Investment  Policies  and
                                                Risk    Factors;    About   Your
                                                Investment-How Distributions are
                                                Made; Tax Information

     7.  Purchase of Securities Being           About the Portfolio-Distribution
         Offered                                Plan; About  Your Investment-How
                                                to  Buy  Shares,   How  to  Sell
                                                Shares

     8.  Redemption or Repurchase               About  Your   Investment-How  to
                                                Sell Shares

     9.  Pending Legal proceedings              Inapplicable


                                                STATEMENT OF ADDITIONAL
     PART B ITEM NO.                              INFORMATION CAPTION

     10.  Cover Page                            Cover Page

     11.  Table of Contents                     Table of Contents

     12.  General Information and               General Information
          History

     13.  Investment Objectives and             Investment Information-
          Policies                              Investment Objective and
                                                Investment Policies;
                                                Investment Restrictions

     14.  Management of the Fund                Portfolio Information-Trustees
                                                and Officers

     15.  Control Persons and                   Inapplicable
          Principal Holders of
          Securities

     16.  Investment Advisory and               Portfolio Information-Investment
          Other Services                        Adviser,             Subadviser,
                                                Distribution   of   Shares   and
                                                Administration of the Portfolio

     17.  Brokerage Allocation                  Portfolio Information-Brokerage
                                                Practices

     18.  Capital Stock and Other               Inapplicable
          Securities

     19.  Purchase, Redemption and              Net Asset Value; Investing in
          Pricing of Securities                 the Portfolio; Redeeming Shares
          Being Offered

     20.  Tax Status                            Taxes

     21.  Underwriters                          Portfolio           Information-
                                                Distribution of Shares

     22.  Performance Data                      Performance Information

     23.  Financial Statements                  Appendix



     PART C
     ------

              Information required  to be included in Part C  is set forth under
     the  appropriate  item,   so  numbered  in  Part  C  of  this  Registration
     Statement.

                                HERITAGE SERIES TRUST
                 EAGLE INTERNATIONAL EQUITY PORTFOLIO -- EAGLE CLASS Amendment dated December 26, 1995 to the Prospectus dated February 14, 1995, as Supplemented on June 30, 1995

     The following is to be read as if inserted prior to the section titled "Objective" on page 3:

     FINANCIAL HIGHLIGHTS

     The following table shows important financial information for an Eagle Class share of the Portfolio outstanding for the period indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information, which may be obtained by calling the Portfolio at the telephone number on the front page of this Prospectus.

                                     EAGLE CLASS
                    FOR THE PERIOD MAY 1, 1995 (COMMENCEMENT OF
                           OPERATIONS) TO OCTOBER 31, 1995


                                                                        1995+*
                                                                        ------

       Net asset value, beginning of the period  . . . . . . .     $20.00

       Income from Investment Operations:

          Net investment loss (a)  . . . . . . . . . . . . . .       (.03)
          Net realized and unrealized gain on investments  . .       0.82
       Total from investment operations  . . . . . . . . . . .       0.79
       Net asset value, end of the period  . . . . . . . . . .     $20.79

       Total Return (%) (c)  . . . . . . . . . . . . . . . . .       3.95
       Ratios (%)/Supplemental Data:

               Ratio of operating expenses, net, to average
               daily net assets (a)  . . . . . . . . . . . . .       2.60  (b)
               Ratio of net investment loss to average daily
               net assets  . . . . . . . . . . . . . . . . . .      (0.33) (b)
               Portfolio turnover rate   . . . . . . . . . . .      61.0   (b)
          Net assets, end of period (millions)                     $10.00
     ___________________________________

     * Per share amounts have been calculated using the monthly average share method.

     + For the period May 1, 1995 (commencement of operations) to October 31, 1995.
     (a) Excludes management fees waived and expenses reimbursed by the Manager in fiscal 1995 of $.17 per share. The operating expense ratio including such items would be 5.09% (annualized).
     (b)      Annualized.
     (c)      Not annualized.

     The following is to be read as if inserted prior to the section titled "About Your Investment" on page 9:

     The Portfolio offers three classes of shares: Eagle Class shares, Class A shares and Class C shares. All shares issued prior to December 26, 1995 are designated Eagle Class shares. Eagle Class shares are issued without the imposition of an initial sales charge or a contingent deferred sales load ("CDSL"), Class A shares are subject to a front-end sales load, and Class C shares are subject to a CDSL. These expense differences may affect performance. This Prospectus relates solely to Eagle Class shares. You may contact Heritage at (800) 421-4184 or a registered representative of the Distributor, a participating dealer, or participating bank for more information concerning Class A and Class C shares or for assistance in determining which class is appropriate for your investment objectives.

      Eagle International Equity               EAGLE INTERNATIONAL EQUITY
      Portfolio                                         PORTFOLIO
      P.O. Box 10520
      St. Petersburg, FL 33733
      Investment Adviser
      Eagle Asset Management, Inc.
      P.O. Box 10520
      St. Petersburg, FL 33733
      (800) 237-3101
      Investment Subadviser
      Martin Currie Inc.
      Saltire Court
      20 Castle Terrace
      Edinburgh, Scotland EH1 2ES
      Distributor                                      Prospectus
      Raymond James & Associates, Inc.
      P.O. Box 12749
      St. Petersburg, FL 33733
      (813) 573-3800

      Transfer Agent/
      Dividend Disbursing Agent
      Heritage Asset Management, Inc.
      P.O. Box 33022
      St. Petersburg, FL 33733
      Custodian
      State Street Bank and Trust Company
      P.O. Box 1912
      Boston, MA 02105
      Legal Counsel                                February 14, 1995
      Kirkpatrick & Lockhart LLP            as supplemented on June 30, 1995

      Independent Accountants
      Coopers & Lybrand L.L.P.

     ABOUT THE PORTFOLIO

     Expense summary   . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

     Objective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

     How the objective is pursued  . . . . . . . . . . . . . . . . . . . . .   3

     Other investment policies and risk factors  . . . . . . . . . . . . . .   4

     How performance is shown  . . . . . . . . . . . . . . . . . . . . . . .   7

     How the Portfolio is managed  . . . . . . . . . . . . . . . . . . . . .   8

     Distribution Plan . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

     Organization and history  . . . . . . . . . . . . . . . . . . . . . . .   9


     ABOUT YOUR INVESTMENT

     How to buy shares . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

     How to sell shares  . . . . . . . . . . . . . . . . . . . . . . . . .    11

     How the Portfolio values its shares . . . . . . . . . . . . . . . . .    12

     How distributions are made; tax information . . . . . . . . . . . . .    12

     EAGLE INTERNATIONAL EQUITY PORTFOLIO

     Prospectus -- February 14, 1995




     Eagle International Equity Portfolio (the "Portfolio") seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. The Portfolio invests primarily in equity securities of companies whose principal activities are outside of the United States. The Portfolio is a series of Heritage Series Trust.

     This Prospectus explains concisely what you should know before investing in the Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information in the Statement of Additional Information dated February 14, 1995, which is incorporated by reference herein. A copy of the Statement of Additional Information, which has been filed with the Securities and Exchange Commission, is available free of charge and shareholder inquiries can be made by writing to Eagle Asset Management, Inc. or by calling (800) 237-3101.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     880 Carillon Parkway
     P.O. Box 10520
     St. Petersburg, Florida 33733-0520
     (800) 237-3101

     ABOUT THE PORTFOLIO

     EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in the Portfolio. The following table summarizes your maximum transaction costs from investing in the Portfolio and expenses that the Portfolio expects to incur in its first fiscal year.


      SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Charge Imposed on Purchases                            NONE
      Deferred Sales Charge                                                NONE
      Wire Redemption Fee                                                 $5.00


      ANNUAL PORTFOLIO OPERATING EXPENSES
        (as a percentage of average net assets)
      Management Fees                                                     1.00%
      Rule 12b-1 Fees (including shareholder servicing fees)              1.00%

      Other Expenses (after reimbursement)                                0.60%
      Total Portfolio Operating Expenses (after reimbursement)            2.60%


     The table is provided to help you understand the expense of investing in the Portfolio and the operating expenses that the Portfolio expects to incur during its first fiscal year. Since the Portfolio has no prior operating history, "Other Expenses" are based on estimates for the Portfolio's first fiscal year. The Portfolio's investment adviser, Eagle Asset Management, Inc. ("Eagle"), will voluntarily reimburse the Portfolio to the extent that "Total Portfolio Operating Expenses," exclusive of foreign  taxes paid,  exceed  2.60% of  the  Portfolio's average  daily net assets during the Portfolio's first fiscal year. Absent such reimbursement, "Other Expenses" are estimated at 1.00%, and "Total Portfolio Operating Expenses" are estimated at 3.00%. Due to the imposition of Rule 12b-1 Fees, it is possible that long-term shareholders of the Portfolio may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. The following Example shows the estimated cumulative expenses attributable to a hypothetical $1,000 investment in shares of the Portfolio over specified periods.

     EXAMPLE

     Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                          1 year      3 years
      Total Portfolio Operating Expenses                   $26          $81


     This  Example does  not  represent past  or  future expense  levels. Actual
     Portfolio expenses may be more or less than those shown above. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary.

     OBJECTIVE

     The Portfolio seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. There can be no assurance that the Portfolio's investment objective will be achieved.

     HOW THE OBJECTIVE IS PURSUED

     Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks (which may or may not pay dividends), convertible bonds, convertible preferred stocks, warrants, rights or other equity securities of foreign issuers and sponsored and unsponsored depository receipts representing the securities of foreign issuers (including American Depository Receipts, European Depository
     Receipts, Global Depository Receipts and International Depository Receipts, among others). Its remaining assets may be invested in foreign debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and foreign and domestic short-term investments as discussed in the Statement of Additional Information ("SAI"). In addition, the Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end investment companies that invest in foreign markets. As a shareholder of an investment company, the Portfolio may indirectly bear service fees, which are in addition to the fees the Portfolio pays to its own service providers. The Portfolio may borrow up to 10% of its total assets from banks as a temporary measure, such as to meet higher than
     anticipated  redemption  requests.  For  a  further   discussion  of  these
     investment objectives and policies, see "Investment Information -- Investment Policies" in the SAI.

     The Portfolio normally will invest at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). Countries in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and

     Malaysia, among others. The Portfolio also will invest in emerging markets (which may include investments in countries such as India, Mexico, Poland and Singapore, for example). Emerging markets are those of countries whose markets may not yet fully reflect the potential of the developing economy. The Portfolio may invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts. See "Other Investment Policies and Risk Factors -- Futures Transactions; Foreign Currency Transactions" below.

     The Portfolio will not limit its investments to any particular type or size of company. It may invest in companies whose earnings are believed by the Portfolio's investment subadviser, Martin Currie Inc. (the "Subadviser"), to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought by the Subadviser to be undervalued. It may invest in small and relatively less well known companies, which may have more restricted product lines or more limited financial resources than larger, more established companies and may be more severely affected by economic downturns or other adverse developments. Trading volume of these companies' securities may be low and their market values may be volatile. While the Portfolio's investment strategy generally will emphasize equity securities, the Portfolio may invest a portion of its assets in investment grade fixed income securities when, in the opinion of the Subadviser, equity securities appear to be overvalued or the Subadviser otherwise believes investing in fixed income securities affords the Portfolio the opportunity for capital growth, as in periods of declining interest rates.

     In allocating the Portfolio's assets among the various securities markets of the world, the Subadviser will consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Portfolio may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances the Portfolio's investments will involve securities principally traded in at least three different countries. Otherwise, there are no prescribed limits on geographic asset distribution and the Portfolio has the authority to invest in securities traded in securities markets of any country in the world. The Portfolio will invest only in markets where, in the judgment of the Subadviser, there exists an acceptable framework of market regulation and sufficient liquidity.

     The securities markets of many nations can be expected to move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on the securities markets of other countries. By investing in an international securities portfolio, the Portfolio seeks to reduce the risks associated with investing in the economy of only one country. See "Other Investment Policies and Risk Factors -- Foreign Investments -- Risk Factors" below.

     Although the Portfolio will not trade primarily for short-term profits, the Subadviser may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interests of shareholders. In addition, for temporary defensive purposes, the Portfolio may invest all or a major portion of its assets in (1) foreign debt securities, (2) debt and equity securities of U.S. issuers, and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities. Portfolio shares will fluctuate in value as a result of changes in the value of its portfolio investments.

     OTHER INVESTMENT POLICIES AND RISK FACTORS

     The Portfolio may engage in the following investment practices, among others, each of which involves special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks. The Portfolio's investment objective is fundamental and may not be changed without shareholder approval. All policies of the Portfolio described in this Prospectus may be changed by the Board of Trustees without shareholder approval. For a further discussion of the Portfolio's investment policies and risks, see "Investment Information" in the SAI.

     Convertible Securities. The Portfolio may invest in convertible securities that are rated as investment grade (BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's")) at the time of purchase, or unrated convertible securities deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may retain a security that subsequently has been downgraded below investment grade if, in the Subadviser's opinion, it is in the Portfolio's best interest. The Portfolio also may invest up to 5% of its assets in convertible securities rated below investment grade by S&P or Moody's or unrated securities deemed to be below investment grade by the Subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with these lower-rated securities and the Appendix to the SAI for a description of S&P's and Moody's corporate bond ratings.

     Foreign Investments -- Risk Factors. The Portfolio's investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are generally higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.

     The Portfolio's investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     The Portfolio's investments in foreign currency denominated debt obligations and hedging activities likely will produce a difference between its book income and its taxable income. If the Portfolio's book income exceeds its taxable income, a portion of the Portfolio's income distributions would constitute returns of capital for tax purposes because the Portfolio distributes substantially all of its net investment income. See "How Distributions Are Made; Tax Information." In addition, if the Portfolio's taxable income exceeds its book income, the Portfolio might have to distribute all or part of that excess to qualify as a "regulated investment company" for Federal tax purposes or to avoid the imposition of a 4% excise tax on certain undistributed income and gains. See "Taxes" in the SAI.

     Forward Commitments, When-Issued and Delayed Delivery Transactions. The Portfolio may purchase portfolio securities on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. No income accrues to the purchaser of such securities prior to delivery.

     Illiquid Securities. The Portfolio may invest up to 10% of its net assets in "illiquid securities," which are defined as securities that may not be disposed of in the ordinary course of business at approximately the value at which the Portfolio has valued such securities, and which includes certain securities whose disposition is restricted by the securities laws. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which are determined to be liquid under Board-approved guidelines, are not subject to the 10% limit.

     Futures Transactions; Foreign Currency Transactions. The Portfolio may engage in transactions in futures contracts and forward contracts to adjust the risk/return characteristics of the Portfolio's investment portfolio. The Portfolio may buy and sell stock index and currency futures contracts. A currency futures contract is an agreement between two parties to buy and sell the underlying currency for a set price on a future date. A stock index future is an obligation to make or take a cash settlement, in the future, based on price movements that occur in the specific stock index underlying the contract.

     If the Subadviser wants to hedge the Portfolio's exposure to a broad decline in equity market prices, it might sell futures contracts on stock indices. Then, if the value of the underlying securities declines, the value of the futures contracts should increase. If, however, the value of the underlying securities increases, the Portfolio should suffer a loss on its futures contract position. Likewise, if the Portfolio expects stock prices to rise, the Portfolio might purchase stock index futures contracts to offset potential increases in the acquisition cost of securities that the Portfolio intends to acquire. If, as expected, the market value of the equity indices and futures contracts with respect thereto increase, the Portfolio would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. However, if the value of the equity indices decline, the value of the futures contracts also will decline.

     The Portfolio also may buy and sell foreign currencies, foreign currency futures contracts and forward foreign currency contracts. A forward foreign currency contract is an agreement between the Portfolio and a contra party to buy or sell a specified currency at a specified price and future date. If a decline in the value of a particular currency relative to the U.S. dollar is anticipated, the Portfolio may enter into a futures contract or forward contract to sell that currency as a hedge. If it is anticipated that the value of a foreign currency will rise, the Portfolio may purchase a currency futures contract or forward contract to protect against an increase in the price of securities denominated in a particular currency the Portfolio intends to purchase. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

     The Portfolio might not use any of the strategies described above, and there can be no assurance that any strategy used will succeed. If the Subadviser incorrectly forecasts stock market or currency exchange rates in utilizing a strategy for the Portfolio, the Portfolio would be in a better position if it had not hedged at all. Although futures contracts and forward contracts are intended to replicate movements in the cash markets for the securities and currencies in which the Portfolio invests without the large cash investments required for dealing in such markets, they may subject the Portfolio to additional risks. The principal risks associated with the use of futures and forward contracts are: (1) imperfect correlation between movements in the market price of the portfolio investment or currency (held or intended to be purchased) being hedged and in the price of the futures contract or forward contract; (2) possible lack of a liquid secondary market for closing out futures or forward contract positions; (3) the need for additional portfolio management skills and techniques; (4) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Portfolio to close out or liquidate a hedged position.

     For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security or currency being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Subadviser will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency exchange rate or stock market trends by the Subadviser may still not result in a successful transaction. The Subadviser may be incorrect in its expectations as to the extent of various currency exchange rate or stock market movements or the time span within which the movements take place.

     Although  hedging  strategies  are  intended  to   reduce  fluctuations  in
     Portfolio net asset value, the Portfolio nonetheless anticipates that its net asset value will fluctuate.

     Portfolio Turnover. Portfolio turnover is not a limiting factor with respect to investment decisions. High portfolio turnover (e.g., over 100%) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. It is anticipated that the Portfolio's portfolio turnover will not exceed 150% during its initial fiscal year.

     Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by Eagle to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

     HOW PERFORMANCE IS SHOWN

     TOTAL RETURN DATA MAY FROM TIME TO TIME BE INCLUDED IN ADVERTISEMENTS ABOUT THE PORTFOLIO. "Total Return" for the one-, five- and ten-year periods or, if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the public offering price. The Portfolio also may advertise total return calculated without annualizing the return and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner will simply reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. The Portfolio's performance may be compared to various indices.

     ALL DATA IS BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investment portfolio and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles. For more information on investment performance, see the SAI.

     HOW THE PORTFOLIO IS MANAGED

     The Trustees are responsible for generally overseeing the conduct of the Portfolio's business and affairs. Subject to this oversight, Eagle acts as the Portfolio's investment adviser. The annual advisory fee paid monthly by the Portfolio to Eagle is based on the Portfolio's average daily net assets and is 1.00% on the first $100 million of assets and .80% thereafter. While this fee is higher than that charged for most mutual funds, it is comparable to that charged by many other mutual funds with similar investment objectives and policies.

     Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $1.5 billion for these clients as of January 1995. In addition to advising private accounts, Eagle acts as investment subadviser to mutual funds, including Heritage Income-Growth Trust, the Diversified Portfolio of Heritage Income Trust and the Value Equity Fund, a series of Heritage Series Trust and two variable annuity portfolios (Eagle Growth Equity Portfolio for American Skandia and Eagle Value Equity Portfolio for Golden Select). Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

     Eagle has entered into a subadvisory agreement with Martin Currie Inc., a New York corporation, to furnish a continuous investment program for the Portfolio. The Subadviser is a wholly-owned subsidiary of Martin Currie

     Limited, a private limited company incorporated in the United Kingdom. Martin Currie Limited is one of Scotland's largest professional money managers and, together with the Subadviser, has $5.5 billion under management as of December 31, 1994. Since 1881, Martin Currie Limited and its predecessors have focused on providing their clients with investment management services. The Subadviser makes investment decisions on behalf of the Portfolio and places all orders for purchases and sales of securities of the Portfolio. Under the agreement, the Subadviser receives an annual fee from Eagle based on the Portfolio's average daily net assets of .50% on the first $100 million of assets and .40% thereafter.

     Investment decisions for the Portfolio are made by a Committee of the Subadviser organized for that purpose, and no single person is primarily responsible for making recommendations to the Committee. The Committee is subject to the general oversight of the Subadviser, Eagle and the Trustees.

     In selecting broker-dealers, the Subadviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Subadviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI. The Portfolio pays all Portfolio expenses that are not assumed by Eagle, including Trustees' fees and auditing, legal, custodian and transfer agency expenses. Payments under the Portfolio's Distribution Plan are borne by the Portfolio.

     Heritage Asset Management, Inc. ("Heritage"), an affiliate of Eagle, is the Portfolio's transfer agent (the "Transfer Agent"). Heritage also is a wholly-owned subsidiary of Raymond James Financial, Inc. In addition to its duties as Transfer Agent, Heritage also may provide certain administrative services for the Portfolio. Heritage receives a fee from Eagle for performing these administrative services for the Portfolio.

     DISTRIBUTION PLAN

     The Portfolio has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that permits the Portfolio to compensate Raymond James & Associates, Inc. ("Distributor") for services provided and expenses incurred by it in
     promoting  the   sale  of  Portfolio   shares,  reducing  redemptions,   or
     maintaining or improving services provided to shareholders by the Distributor or participating dealers. The Plan provides for payments by the Portfolio to the Distributor at the annual rate of up to .75% of the Portfolio's average daily net assets, subject to the authority of the Trustees to reduce the amount of payment or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. If the Plan is terminated, the obligation of the Portfolio to make payments to the Distributor pursuant to the Plan will cease.

     In order to compensate dealers, including for this purpose certain financial institutions, for services provided in connection with the maintenance of shareholder accounts, the Plan also authorizes the payment by the Portfolio to the Distributor at an annual rate of up to .25% of the Portfolio's average net asset value.

     ORGANIZATION AND HISTORY

     The Portfolio is one of the separate series of shares ("Series") of Heritage Series Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on October 28, 1992. The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each share has one vote, with fractional shares voting proportionally. In matters affecting only a particular Series or class of Series shares, only shares of that Series or class of Series shares are entitled to vote. Any Series may suspend the sale of its shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders of at least 10% of the outstanding shares can call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust.

     About Your Investment

     HOW TO BUY SHARES

     Initial Offerings of Shares. The Portfolio initially will offer its shares during a period scheduled to end at the close of business on March 29, 1995 (the "Initial Offering Period"). During this period, indications of interest for shares will be solicited through the Distributor or participating dealers or banks at a fixed price of $20 per share. The Portfolio intends to engage in a "second offering period" beginning on March 30 and ending on or about April 28, 1995, whereby the Portfolio would solicit further indications of interest to purchase additional shares ("Second Offering Period"). At the end of the Initial and Second Offering Periods, orders for shares will be accepted only if shareholders have signed, completed and submitted to Eagle an Eagle New Account Document. The Portfolio does not intend to engage in a continuous offering of its shares until approximately May 1, 1995.

     During the Initial Offering Period, the Distributor and participating dealers and banks may obtain non-binding indications of interest prior to actually confirming any orders. Indications of interest will be accepted through the last day of the Initial Offering Period. On the last day of the Initial Offering Period, the Distributor or participating dealer or bank, as the case may be, will confirm indications of interest and convert them to subscriptions for shares of the Portfolio and shareholders will receive the net asset value next computed after such conversion. On April 5, 1995 (the "Closing Date"), subscriptions will be due and payable. To the extent that payment is made to the Distributor or participating dealers or banks prior to either Closing Date, such persons may benefit from the temporary use of funds. The Portfolio reserves the right to withdraw, cancel or modify the offering of shares during the Initial Offering Period without notice and the Portfolio reserves the right to refuse any order in whole or in part, if the Portfolio determines that is in its best interests.

     During the Second Offering Period, the Distributor and participating dealers and banks may obtain non-binding indications of interest for a period scheduled to end on April 28, 1995. On that date, the Distributor or participating dealer or bank, as the case may be, will confirm indications of interest and convert them to subscriptions for shares of the Portfolio and shareholders will receive the net asset value next computed after such conversion. On May 5, 1995 (the "Second Closing Date"), subscriptions will be due and payable. The Portfolio reserves the right to withdraw, cancel or modify the offering of shares during the Second Offering Period without notice and the Portfolio reserves the right to refuse any order in whole or in part if the Portfolio determines that it is in its best interest.

     Offering of Shares. After the end of the Second Offering Period, initial purchases for any account may be made by sending a signed and completed Eagle New Account Document to Eagle International Equity Portfolio, P.O. Box 10520, St. Petersburg, FL 33733. Upon receipt and acceptance by Eagle of the Eagle New Account Document, the Transfer Agent will place your order for Portfolio shares. Payment for initial purchases must be made within five business days of the receipt of your order. After May 31, 1995, payment will be required within three business days.

     Subsequent purchases may be made (1) through the Distributor, or through a participating dealer or participating bank by placing an order for Portfolio shares with the Distributor, a participating dealer or participating bank and making payment within five business days of purchase (three business days after May 31, 1995) to the Distributor, participating dealer or participating bank, or (2) by making a check payable to the Portfolio and sending it to Eagle International Equity Portfolio, P.O. Box 10520, St. Petersburg, FL 33733. Certificates evidencing share ownership will be provided only upon request.

     After the end of the Second Offering Period, orders accepted by the Distributor, participating dealer or participating bank before the close of regular trading on the New York Stock Exchange ("Exchange") -- generally 4:00 p.m. New York City time -- and orders received by a participating dealer or participating bank prior to the close of regular trading on the Exchange and transmitted to the Distributor prior to 5:00 p.m. on that day will be executed at the net asset value as determined as of the close of regular trading on the Exchange on that day. Orders accepted after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of regular trading on the Exchange on the next trading day. Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value next determined after such order is received.

     Minimum Investment Required. The minimum initial investment in the Portfolio is $50,000 ($25,000 for investors who have $100,000 or more with Eagle in individually managed accounts when aggregated with the investor's investment in the Portfolio). Additional investments into an existing Portfolio account must meet a $1,000 minimum. If your account value falls below $20,000 as a result of one or more redemptions, the Portfolio may redeem your shares and send you the proceeds after giving you 30 days' notice during which period you may increase your investment to the required $20,000 account minimum. Eagle reserves the right, at its discretion, to waive the minimum investment required.

     HOW TO SELL SHARES

     You can sell your shares to the Portfolio any day the Exchange is open, either directly to the Portfolio or through the Distributor, a participating dealer or participating bank. If you are selling shares that have recently been purchased by personal check, the Portfolio may delay mailing you the proceeds of the sale until the purchase check has cleared, which may take up to seven days.

     Selling shares directly to the Portfolio. Send a signed letter of instruction or stock power form to Eagle International Equity Portfolio, P.O. Box 10520, St. Petersburg, FL 33733, stating the amount or number of shares you want redeemed and your account number. Any certificates representing shares that you want to sell must be included with your written instructions, and either the certificates must be endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power must be attached. The price you will receive is the next net asset value calculated after the Portfolio receives your request in proper form. To receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the Exchange. If you sell shares having a net asset value of $100,000 or more, or if you want your redemption proceeds sent to an address other than your account's address of record, signatures of the account's registered owners or their legal representative must be guaranteed by a bank, broker-dealer or certain other financial institutions that are deemed acceptable by the Transfer Agent under its current signature guarantee program. See the SAI for more information about where to obtain a signature guarantee. The Transfer Agent usually requires additional documentation for the sale of shares by a corporation, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     The Portfolio usually sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by Federal securities law.

     Selling shares through your investment dealer. You also may redeem shares through the Distributor, a participating dealer or participating bank. Your dealer must receive your request before the close of regular trading on the Exchange and transmit it to the Portfolio before 5:00 p.m. New York

     City time to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation, and may charge for its service.

     Systematic Withdrawal Plan. Withdrawal plans are available which provide for monthly, quarterly, semi-annual or annual withdrawals of $250 or more. Under these plans, shares of the Portfolio are redeemed to provide the amount of the periodic withdrawal payment. The amounts of withdrawals are not necessarily related to dividends paid by the Portfolio. Thus, these withdrawals may exceed dividends and may result in a depletion of the shareholder's original investment in the Portfolio. The withdrawal plan may be amended or terminated at any time by the shareholder or the Portfolio on notice, and will terminate if the Portfolio is notified of the shareholder's death. For the shareholder's protection, any change of payee must be in writing. Accounts using this withdrawal plan are subject to the minimum balance requirements. See "How to Buy Shares -- Minimum Investment Required." Please contact a registered representative of the Distributor or a participating dealer or participating bank for further information. For more information on the Systematic Withdrawal Plan, see "Redeeming Shares -- Systematic Withdrawal Plan" in the SAI.

     HOW THE PORTFOLIO VALUES ITS SHARES

     The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the Exchange each day it is open. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Portfolio calculates its daily net asset value per share. Although the Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

     HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

     The Portfolio distributes any net investment income at least annually. The Portfolio distributes all net realized capital gains, and any net realized gains from foreign currency transactions, after the end of the year in which the gains are realized. Distributions from net capital gains are made after applying any available capital loss carryovers.

     You can choose from three distribution options. You can: (1) receive all distributions in additional Portfolio shares; (2) receive distributions from net investment income in cash and receive other distributions (that is, distributions from net capital gains and net realized foreign currency gains) in additional Portfolio shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Transfer

     Agent in writing. If you do not select an option, all distributions will be paid in additional Portfolio shares. You will receive a statement confirming distributions in additional Portfolio shares promptly following the period in which the distribution occurs.

     If a check representing a Portfolio distribution remains outstanding for more than six months, the Transfer Agent reserves the right to redeposit those funds into the shareholder's account. Similarly, if your distribution check is returned as "undeliverable," distributions automatically will be made to you in additional Portfolio shares.

     The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all other requirements that are necessary for it to be relieved of Federal taxes on income and gains it distributes to shareholders.

     The Portfolio's distributions will be taxable to you as ordinary income, except for distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), which will be taxed to you as long-term capital gain, regardless of how long you have held your shares. Distributions will be so taxable whether received in cash or in additional Portfolio shares. Early each year, the Portfolio will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year (and the extent, if any, to which you may claim a deduction or credit for foreign taxes paid by the Portfolio for that year).

     The foregoing is a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders. See the SAI for a further discussion. You should consult your tax adviser to determine the precise effect of an investment in the Portfolio on your particular tax situation (including possible liability for state and local taxes).

     No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Eagle Asset Management, Inc. or Raymond James & Associates, Inc. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                         STATEMENT OF ADDITIONAL INFORMATION

                         EAGLE INTERNATIONAL EQUITY PORTFOLIO

                                     EAGLE CLASS

              This Statement of Additional Information ("SAI") dated December 26, 1995, should be read with the Prospectus of Eagle International Equity Portfolio-Eagle Class dated December 26, 1995. This SAI is not a prospectus itself. To receive a copy of the Prospectus, write to Eagle Asset Management, Inc. at the address below, or call (800) 237-3101.

                             Eagle Asset Management, Inc.
                                    P.O. Box 10520
                                880 Carillon Parkway
                            St. Petersburg, Florida 33733

                                  TABLE OF CONTENTS
                                                                            Page
                                                                            ----

     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     2
     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     2
              Investment Objective . . . . . . . . . . . . . . . . . . . .     2
              Investment Policies  . . . . . . . . . . . . . . . . . . . .     2
     INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . .    14
     NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    18
     INVESTING IN THE PORTFOLIO  . . . . . . . . . . . . . . . . . . . . .    19
     REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . .    19
              Systematic Withdrawal Plan . . . . . . . . . . . . . . . . .    20
              Redemption in Kind . . . . . . . . . . . . . . . . . . . . .    21
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
     PORTFOLIO INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .    24
              Trustees and Officers  . . . . . . . . . . . . . . . . . . .    25
              Investment Adviser; Subadviser . . . . . . . . . . . . . . .    28
              Brokerage Practices  . . . . . . . . . . . . . . . . . . . .    30
              Distribution of Shares . . . . . . . . . . . . . . . . . . .    31
              Administration of the Portfolio  . . . . . . . . . . . . . .    33
              Potential Liability  . . . . . . . . . . . . . . . . . . . .    34
     APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     A-1
     REPORT OF THE INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . .   A-5
     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .   A-6

     GENERAL INFORMATION
     -------------------

              Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. Eagle International Equity Portfolio (the "Portfolio") is one of the Trust's separate investment portfolios. The Portfolio offers multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Eagle Class shares of the Portfolio ("Eagle Class shares").

              The Portfolio is structured to combine the regional and global presence of larger, well-known companies in established markets with the potentially rapid growth of companies in the expanding economies of many emerging countries.

              Eagle Asset Management, Inc., the Portfolio's investment adviser ("Eagle"), has retained Martin Currie Inc. as the Portfolio's investment subadviser (the "Subadviser"). The Subadviser's parent company, Martin Currie Limited, is a privately owned international advisory firm that was established in 1881. Martin Currie Limited, coupled with the Subadviser, employs more than 30 investment professionals who comprise six geographic investment teams that service more than $6 billion in investor's assets.

              The Subadviser uses a top-down country allocation and a bottom-up stock selection process. In choosing in which countries to invest assets, the Subadviser considers the major economic trends in a country, any political and economic changes in the country and the country's capital flow. In choosing individual companies, the Subadviser, based on a growth style with a value component, considers the company's business strategy, relative value and earnings momentum.

     INVESTMENT INFORMATION
     ----------------------

              Investment Objective
              --------------------

              The  Portfolio's   investment  objective,  as  described   in  the
     Prospectus, is capital appreciation. Income is an incidental consideration. The Portfolio seeks to achieve this objective through investing principally in an international portfolio of equity securities.


              Investment Policies
              -------------------

     American  Depository   Receipts  ("ADRs"),   European  Depository  Receipts
     ("EDRs"), Global Depository Receipts ("GDRs") and International Depository Receipts ("IDRs")

              The Portfolio may invest in sponsored or unsponsored ADRs, EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below.

     Convertible Securities
     ----------------------

              The Portfolio may invest in convertible securities, as described in the Prospectus. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Subadviser, on behalf of the Portfolio, will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which the Portfolio may invest include corporate bonds, notes and preferred stock that can be converted into (exchanged for) common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

     Forward Commitments
     -------------------

              As described in the Prospectus under the caption "Other Investment Policies and Risk Factors - Forward Commitments, When- Issued and Delayed Delivery Transactions," the Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Portfolio either (1) holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. The Portfolio may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

     Futures and Forward Transactions
     --------------------------------

              The Prospectus describes the Portfolio's use of forward contracts and futures contracts. See "Other Investment Policies and Risk Factors - Futures Transactions; Foreign Currency Transactions," in the Prospectus. The following discussion relates to the use of such strategies by the Portfolio.

              Cover. Transactions using forward contracts and futures contracts expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
     (1) an offsetting ("covered") position in securities, currencies or other forward contracts or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

              Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding forward contract or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

              Forward Contracts. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date the forward contract is agreed upon by the parties, at a price set at the time the forward contract is entered into. Forward contracts are traded directly between the Portfolio and a contra party (usually a large commercial bank). Because forward contracts usually are entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward contract, it relies on its contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

              The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in foreign companies usually will involve foreign currencies, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Portfolio as measured in U.S. dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversion between various currencies. Accordingly, the Portfolio may use forward contracts:

              1. When the Subadviser wishes to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Portfolio is purchasing or selling or anticipates receiving a dividend or interest payment denominated in a foreign currency; or

              2. When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, in which event the Portfolio may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency.

              As to the first circumstance, when the Portfolio enters into a trade for the purchase or sale of a security denominated in a foreign currency or anticipates receiving a dividend or interest payment in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying securities transaction, the Portfolio will be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency.

              Under the second circumstance, when the Subadviser believes that the currency of a particular country may suffer a substantial decline, the Portfolio could enter into a forward contract to sell for a fixed U.S. dollar amount the amount of the foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency.

              The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

              Of course, the Portfolio is not required to enter into forward contracts and will not do so unless deemed appropriate by the Subadviser.

     The Portfolio generally will not enter into a forward contract with a  term
     of greater  than one year.   The Portfolio's  ability to engage in  forward
     contracts may be limited by tax considerations.

              Futures Contracts. The Portfolio may only purchase or sell stock index or currency futures contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity, currency or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying security or currency in a specified delivery month at a stated price. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

              Although  futures  contracts  by   their  terms  call  for  actual
     delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

              The purchase (that is, a long position) or sale (that is, a short position) of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as "initial margin." Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser or seller realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

              The Portfolio may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities it owns or intends to acquire. The Portfolio may sell stock index futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling securities. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads. The sale of futures contracts provides an alternative means of hedging the Portfolio against a decline in the value of its investments. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's securities that are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the sale of securities. Employing futures as a hedge also may permit the Portfolio to assume a defensive posture without selling securities.

              Currency Futures Contracts. A currency futures contract sale creates an obligation by the Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a stated price. A currency futures contract purchase creates an obligation by the Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a stated price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of the currency futures contract is effected by entering into an offsetting purchase or sale transaction.

              Stock Index Futures Contracts. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

              The Portfolio may engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio's portfolio or that the Portfolio intends to purchase.

              The risk  of imperfect correlation between  movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. If, however, the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It also is possible that, when the Portfolio has sold futures contacts to hedge its securities against decline in the market, the market may advance and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

              Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before the Portfolio is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

              Limitations on the Use of Futures Portfolio Strategies. If the Portfolio enters into futures contracts for other than bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin required to establish these positions may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account any unrealized profits and unrealized losses on any such contracts into which it has entered. This limitation does not limit the percentage of the Portfolio's assets at risk to 5%.

              In  addition,  for  as  long  as  required  by   applicable  state
     securities regulation, (1) the Portfolio only will buy or sell futures contracts that are listed on a national commodities exchange and (2) the aggregate margin deposits on all futures held at any time by the Portfolio will not exceed 5% of the Portfolio's total assets.

              The  Portfolio's  ability  to  engage  in the  futures  strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively for the purpose set forth above. Furthermore, the Portfolio's ability to engage in futures transactions may be limited by tax considerations.

     Futures and Forward Transactions - Risk Factors
     -----------------------------------------------

              Futures and Forward Contracts. Investment by the Portfolio in futures and forward contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures or forward contract and the price of the security or currency being hedged. The hedge will not be fully effective when there is such imperfect correlation. For example, if the price of the futures or forward contract moves more than the price of the hedged security or currency, the Portfolio would experience either a loss or gain on the futures or forward contract that is not offset completely by movements in the price of the hedged securities or currency. To compensate for imperfect correlation, the Portfolio may purchase or sell futures or forward contracts in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the futures or forward contracts. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the futures or forward contracts.

              Futures or forward contracts may be used to hedge against a possible increase in the price of securities or currencies that the Portfolio anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Portfolio does not then invest in such securities or currencies because of concern as to possible further market decline or for other reasons, the Portfolio may realize a loss on the futures or forward contract that is not offset by a reduction in the price of the securities or currencies purchased.

              The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

              The successful use of transactions in futures and forward contracts also depends on the ability of the Subadviser to forecast correctly the direction and extent of stock market and currency exchange rate movements within a given time frame. To the extent prices or rates remain stable during the period in which a futures or forward contract is held by the Portfolio or such prices or rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the
     value of  portfolio securities  or  currency position.   As  a result,  the
     Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

              Foreign Currency Strategies. The Portfolio may use futures on foreign currencies and forward contracts to hedge against movements in the values of the foreign currencies in which the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

              The value of futures and forward contracts depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of futures or forward contracts, the Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

              There  is no  systematic reporting  of last  sale information  for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the futures contracts until they reopen.

              Settlement of futures and forward contracts involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Illiquid Securities
     -------------------

              As stated in the Prospectus, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes repurchase agreements maturing in more than seven days.

     Loans of Portfolio Securities
     -----------------------------

              The Portfolio may lend its securities. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities lent. The borrower pays the Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio retains all or a portion of the interest received on investments of the cash collateral or receives a fee from the borrower. The Portfolio may call such loans in order to sell the securities involved. In the event that the Portfolio reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be fully collateralized.

     Lower Rated Securities - Risk Factors
     -------------------------------------

              The Portfolio may invest in convertible securities that  are rated below BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or if unrated, are considered by the Subadviser to be below investment grade (sometimes referred to as "junk bonds"). The prices of these lower rated securities tend to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals, or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Portfolio may incur additional expenses to seek recovery. In addition, lower rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security.

              To the extent that there is no established retail secondary market, there may be thin trading of lower rated securities. This may lessen the Portfolio's ability to accurately value these securities and its ability to dispose of them. Additionally, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yielding securities, especially in a thinly traded market. Certain lower rated securities may involve special registration responsibilities, liabilities and costs and liquidity and valuation difficulties; thus, the responsibilities of the Board of Trustees to value lower rated securities in the Portfolio becomes more difficult with judgment playing a greater role.

              Frequently,  the higher  yields of lower rated  securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the lower rated securities market and on the market value of the lower rated securities held by the Portfolio, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings. Proposed new laws may impact the market for lower rated fixed income securities.

     Preferred Stock
     ---------------

              Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth is limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer at any time.

     Repurchase Agreements
     ---------------------

              The Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's costs plus interest). The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. Eagle and the Subadviser, as appropriate, will monitor the creditworthiness of the counterparties.

     Short-Term Investments
     ----------------------

              Euro/Yankee Bonds. The Portfolio may invest in U.S. dollar denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and U.S. dollar denominated bonds issued by U.S. branches of foreign banks and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entails certain risks similar to investment in foreign securities in general, as previously discussed.

              Money Market Instruments. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in certificates of deposit are made only with domestic institutions with assets in excess of $1.0 billion. See the Appendix for a description of commercial paper ratings

     Warrants and Rights
     -------------------

              The Portfolio may invest up to 5% of its net assets in warrants or rights (valued at the lower of cost or market) that entitle the holder to buy equity securities at a specific price for a specified period of time, provided that no more than 2% of its net assets are invested in warrants not listed on the New York Stock Exchange or American Stock Exchange. The Portfolio may invest in warrants or rights acquired by it as part of a unit or attached to securities at the time of purchase without limitation.

     When-Issued and Delayed Delivery Transactions
     ---------------------------------------------

              As described in the Prospectus under "Other Investment Policies and Risk Factors--Forward Commitments, When-Issued and Delayed Delivery Transactions," the Portfolio may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Portfolio purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the Portfolio's custodian and to maintain in that account cash, U.S. Government securities or other high-grade debt obligations in an amount equal on a daily basis to the amount of the Portfolio's when-issued or delayed delivery commitments or
     (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. The Portfolio only will make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, the Portfolio will meet its obligations from then available cash flow or the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

     Note on Shareholder Approval
     ----------------------------

              Unless  otherwise  indicated,  the  investment  policies  of   the
     Portfolio may be changed without shareholder approval.

     INVESTMENT RESTRICTIONS
     -----------------------

              In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Portfolio is subject to the following investment limitations, which are fundamental policies of the Portfolio and may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio will not:

              (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) that might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, the Portfolio may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the current value of the Portfolio's total assets.

              (2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

              (3)     Make  short  sales  of  securities  or  maintain  a  short position, except that the Portfolio may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and the Portfolio may sell short "against the box." As a matter of nonfundamental investment policy, the Portfolio will not sell securities short "against the box."

              (4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

              (5) Purchase or sell real estate, although it may purchase securities of issuers who deal in real estate, including securities of real estate investment trusts, and may purchase securities that are secured by interests in real estate.

              (6) Purchase or sell commodities or commodity contracts, except the Portfolio may purchase and sell forward contracts, futures contracts, options and foreign currency.

              (7) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or lending its portfolio securities.

              (8) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of its total assets (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities.

              (9) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

              (10) Concentrate more than 25% of the value of its total assets in any one industry.

              (11)    Issue senior  securities, except as  permitted by the  in-
     vestment objective and policies and investment limitations of the Portfolio or with respect to transactions involving options, futures, forward currency contracts or other financial instruments.

              It is contrary to the Trust's present policy with respect to the Portfolio, which is nonfundamental and may be changed by the Trustees without shareholder approval, to:

              (1) Invest in securities of an issuer that, together with any predecessors or controlling persons, has been in operation for less than three consecutive years if, as a result, the aggregate of such investments would exceed 5% of the value of the Portfolio's net assets; provided, however, that this restriction shall not apply to any obligation of the U.S. Government or its instrumentalities or agencies.

              (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

              (3) Make investments for the purpose of gaining control of a company's management.

              (4) Invest in securities of any issuer if, to the knowledge of the Trust, any officers and Trustees of the Trust and officers and directors of Eagle who individually own beneficially more than 1/2 of 1% of the securities of that issuer, own beneficially in the aggregate more than 5%.

              (5) Invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. (Under the 1940 Act, no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.) In addition, the Portfolio may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by the Portfolio's shareholders. The Portfolio may incur duplicate advisory or management fees when investing in another investment company.

              (6)  Purchase or sell options, other than warrants.

              All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     NET ASSET VALUE
     ---------------

              Net asset value  per Eagle Class share is determined  daily Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as of the close of regular trading on the New York Stock Exchange (the "Exchange"). The net asset value per Eagle Class share is calculated by dividing the value of the total assets of the Portfolio attributable to the Eagle Class, less all liabilities (including accrued expenses) attributable to the Eagle Class, by the number of Eagle Class shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on an exchange is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the last reported bid price is used. All other securities for which over-the-counter market quotations are readily available are valued at the last reported bid price. When market quotations for futures positions held by the Portfolio are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Portfolio calculates the daily net asset value per Eagle Class share.

              The Portfolio is open for business on days on which the Exchange is open for business (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the Portfolio's close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign capital markets on days that are not Business Days and on which the Eagle Class shares' net asset value is not calculated. Calculation of the Eagle Class shares' net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Eagle Class shares' net asset value is calculated, such securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

              The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for customary weekend and holiday closings,
     (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practical for the Portfolio fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of the Eagle Class shares.

     PERFORMANCE INFORMATION
     -----------------------

              The Portfolio's performance data for the Eagle Class shares quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for the Eagle Class used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                               P(1+T)n = ERV

     where:  P        =        a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV    =        ending redeemable value  of a hypothetical $1,000
                               payment made at the beginning of the period at the end of that period.

              Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

              Based on this formula, the average annualized total return for the Eagle Class shares for the period May 1, 1995 (commencement of operations) to October 31, 1995 was 8.32%.

              In connection with communicating  its total return  to current  or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The Portfolio may compare its return to relevant global, international and domestic indexes. Examples include, but are not limited to, the Morgan Stanley Capital International World Index (containing 1,468 securities listed on the exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East), the Morgan Stanley Capital International Europe, Australia, Far East Index (containing over 1,000 companies representing the stock markets of Europe, Australia, and the Far East), and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") (containing 500 of the largest U.S. companies). These indexes are widely followed, capitalization weighted indexes of publicly traded stocks. All index returns are translated into U.S. dollars.

              The Portfolio also may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above. For example, in comparing the total return for the Eagle Class shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or with such market indices as the Dow Jones Industrial Average and the S&P 500, the Portfolio calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Eagle Class shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     INVESTING IN THE PORTFOLIO
     --------------------------

              Eagle Class shares are sold at their next determined net asset value on days the Exchange is open for business. The procedure for purchasing Eagle Class shares is explained in the prospectus under "How to Buy Shares." The Portfolio's distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor"), has agreed that it will hold the Portfolio harmless in the event of loss as a result of cancellation of trades in Eagle Class shares by the Distributor, its affiliates or its customers.

     REDEEMING SHARES

     ----------------

              The methods of redemption are described in the section of the prospectus entitled "How to Sell Shares."

              A redemption request will be considered to be received in "good order" only if: the number of Eagle Class shares to be redeemed and the shareholder account number are indicated in writing; the written request is signed by a shareholder and by any co-owner of the account with exactly the same name or names used in establishing the account; the written request is accompanied by any certificates representing the Eagle Class shares that have been issued and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and the signatures on the written redemption request exceeding $100,000 and on any certificates for Eagle Class shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage Asset Management, Inc., the Portfolio's transfer agent ("Transfer Agent" or "Heritage"), under its current signature guarantee program.

              Systematic Withdrawal Plan
              --------------------------

              Shareholders also may elect to make systematic withdrawals from their Portfolio account of a minimum of $250 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient Eagle Class shares from the shareholder's account to provide the withdrawal amount specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account, simplified employee pension plan or other retirement plan. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Transfer Agent. Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on the 5th or 20th day of each month, whichever is applicable based upon the date the shareholder elects to receive payments. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding business day. The check for the withdrawal payment usually will be mailed on the next business day following redemption. If shareholders elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Eagle Class shares in the account must be automatically reinvested in Eagle Class shares. Shareholders may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Distributor or the Transfer Agent. The Portfolio, the Transfer Agent and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

              Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

              Ordinarily, shareholders should not purchase additional Eagle Class shares if maintaining a Systematic Withdrawal Plan because they may incur tax liabilities in connection with such purchases and withdrawals. The Portfolio will not knowingly accept purchase orders from shareholders for additional Eagle Class shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals.

              Redemption in Kind
              ------------------

              The Portfolio is obligated to redeem Eagle Class shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Portfolio's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving portfolio instruments could receive less than the redemption value of their securities and could incur certain transaction costs.

     TAXES
     -----

              General. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Portfolio -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from futures or forward con-tracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- futures (other than those on foreign currencies), or foreign currencies (or futures or forward contracts thereon) that are not directly related to the Portfolio's principal business of investing in securities (or futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

              If Portfolio shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

              The Portfolio  will be subject  to a nondeductible  4% excise  tax
     ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

              Income from Foreign Securities. Dividends and interest received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% in the value of the Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to any such election, the Portfolio would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the share-holder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders shortly after each taxable year their respective shares of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

              The Portfolio may invest in the stock of "passive foreign invest-ment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

              If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

              Pursuant to proposed regulations, open-end RICs, such as the Portfolio, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

              Gains or  losses (1) from  the disposition of  foreign currencies,
     (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects  the  receivables  or pays  the  liabilities,  generally  will  be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders.

              Hedging Strategies. The use of hedging strategies, such as purchasing and selling futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in futures and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and futures and forward contracts thereon, that are not directly related to the Portfolio's principal business of investing in securities (or futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

              If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent it does not so qualify, it may be forced to defer the closing out of certain futures and forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to continue to qualify as a RIC.

              Certain  futures  in  which  the  Portfolio  may  invest  will  be
     "section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     PORTFOLIO INFORMATION
     ---------------------

              Trustees and Officers. Trustees and officers are listed with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Eagle and Heritage.

                                Position with     Principal Occupation During
          Name and Address        the Trust             Past Five Years


       Thomas A. James*        Trustee          Chairman of the Board since
       880 Carillon Parkway                     1986, Chief Executive Officer
       St. Petersburg, FL                       since 1969 and President from
       33716                                    1972-1986 of RJF; Chairman of
                                                the Board of RJA since 1986
                                                and President of RJA 1972-
                                                1990; Chairman of the Board
                                                of Eagle since 1984 and Chief
                                                Executive Officer of Eagle
                                                since July 1994.

       Richard K. Riess*       Trustee          President of Eagle since
       880 Carillon Parkway                     January 1995; Chief Operating
       St. Petersburg, FL                       Officer of Eagle since July
       33716                                    1988;  Executive Vice Presi-
                                                dent of Eagle from July 1988-
                                                December 1994; President of
                                                Heritage Mutual Funds, June
                                                1985-November 1991; President
                                                of Heritage, June 1985-March
                                                1989;  Senior Vice President
                                                of RJA, August 1987-March
                                                1989.

       Donald W. Burton        Trustee          President of South Atlantic
       614 W. Bay Street                        Capital Corporation (venture
       Suite 200                                capital) since October 1981.
       Tampa, FL  33606

       C. Andrew Graham        Trustee          Vice President of Financial
       Financial Designs,                       Designs Ltd. since 1992;
        Ltd.                                    Executive Vice President of
       1775 Sherman Street                      the Madison Group, Inc.,
       Suite 1900                               October 1991-1992; Principal
       Denver, CO  80203                        of First Denver Financial
                                                Corporation (investment
                                                banking) since 1987; Chairman
                                                of the Board of Quinoco
                                                Petroleum, Inc., 1985-1986;
                                                Chief Executive Officer and
                                                Chairman of the Board of
                                                Emcor Petroleum, Inc. (oil
                                                and gas exploration and
                                                production), 1977-1985.


                                        - 24 -






                                Position with     Principal Occupation During
          Name and Address        the Trust             Past Five Years

       David M. Phillips       Trustee          Chairman and Chief Executive
       World Trade Center                       Officer of CCC Information
         Chicago                                Services, Inc. since 1994 and
       444 Merchandise Mart                     of InfoVest Corporation
       Chicago, IL  60654                       (information services to the
                                                insurance and auto industries
                                                and consumer households)
                                                since October 1982.

       Eric Stattin            Trustee          Litigation Consultant/Expert
       2455 Meadows Drive                       Witness and Private Investor
       Park City, UT  84060                     since February 1988; Chairman
                                                of the Board, September 1986-
                                                February 1988, and President,
                                                June 1985-February 1988 of
                                                Florida Federal Savings and
                                                Loan Association; Managing
                                                Director of Shearson Lehman
                                                Brothers in Los Angeles,
                                                1979-June 1985.

       James L. Pappas         Trustee          Dean of College of Business
       University of South                      Administration since August
         Florida                                1987 and Lykes Professor of
       College of Business                      Banking and Finance since Au-
         Administration                         gust 1986, University of
       Tampa, FL 33620                          South Florida; Academic Dean
                                                of the Graduate School of
                                                Banking, Madison, Wisconsin,
                                                1983-1986, Professor of
                                                School of Business Adminis-
                                                tration at University of
                                                Wisconsin, 1968-1986; Board
                                                Member, Marine Bank, Dane
                                                County, 1983-1986.

       Stephen G. Hill         President        Chief Executive Officer and
       880 Carillon Parkway                     President of Heritage since
       St. Petersburg, FL                       April 1989.
       33716

       Brian C. Lee            Senior Vice      Senior Vice President of
       880 Carillon Parkway    President        Eagle since November 1991;
       St. Petersburg, FL                       prior to 1991, Vice President
       33716                                    and National Product Manager
                                                for the Consulting Services
                                                Division of Shearson Lehman
                                                Brothers.


                                        - 25 -






                                Position with     Principal Occupation During
          Name and Address        the Trust             Past Five Years

       Donald H. Glassman      Treasurer        Treasurer of Heritage since
       880 Carillon Parkway                     May 1989; Treasurer, Heritage
       St. Petersburg, FL                       Mutual Funds since May 1989.
       33716

       Clifford J. Alexander   Secretary        Partner, Kirkpatrick &
       1800 M Street, N.W.                      Lockhart LLP (law firm).
       Washington, D.C.
       20036

       Patricia Schneider      Assistant        Compliance Administrator
       880 Carillon Parkway    Secretary
       St. Petersburg, FL
       33716

       Steven W. Faber         Assistant        Corporate Counsel of Eagle
       880 Carillon Parkway    Secretary        from 1990 to present;
       St. Petersburg, FL                       Associate Corporate Counsel
       33716                                    of RJF from 1989-1990.

       Robert J. Zutz          Assistant        Partner, Kirkpatrick &
       1800 M Street, N.W.     Secretary        Lockhart LLP (law firm).
       Washington, D.C.
       20036


              * These Trustees are "interested persons" as such term is defined under the 1940 Act.

              The Trustees and officers of  the Trust, as a group, own less than
     1% of the Eagle Class shares. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

              The Trust currently pays Trustees who are not "interested persons" of the Trust $1,333.33 annually and $333.33 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because Eagle performs substantially all of the services necessary for the operation of the Portfolio, the Portfolio requires no employees. No officer, director or employee of Eagle receives any compensation from the Portfolio for acting as a director or officer. The following table shows the anticipated compensation to be earned by each Trustee who is not an "interested person of the Trust" for the fiscal year ending October 31, 1996.


                                                              Compensation Table
                                                         Pension or                           Total Compensation
                                      Aggregate     Retirement Benefits                       From the Trust and
                                     Compensation    Accrued as Part of    Estimated Annual      the Heritage
             Name of Person,           From the         the Trust's         Benefits Upon      Family of Funds
                Position                Trust             Expenses            Retirement       Paid to Trustees

       Donald W. Burton, Trustee       $1,554             $0                      $0              $14,000

       C. Andrew Graham, Trustee       $1,776             $0                      $0              $16,000

       David M. Phillips, Trustee      $1,554             $0                      $0              $14,000
       Eric Stattin,                   $1,776             $0                      $0              $16,000
       Trustee

       James L. Pappas,                $1,776             $0                      $0              $16,000
       Trustee
       Richard K. Riess,               $0                 $0                      $0              $0
       Trustee

       Thomas A. James,                $0                 $0                      $0              $0
       Trustee


              Investment Adviser; Subadviser
              ------------------------------

              The Portfolio's investment adviser, Eagle Asset Management, Inc., was organized as a Florida corporation in 1976. All the capital stock of Eagle is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

              Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated February 14, 1995, between the Trust, on behalf of the Portfolio, and Eagle, and subject to the control and direction of the Trustees, Eagle is responsible for overseeing the Portfolio's investment and noninvestment affairs. Under a Subadvisory Agreement, the Subadviser, subject to direction by Eagle and the Board of Trustees, will provide investment advice and portfolio management services to the Portfolio for a fee payable by Eagle.

              Eagle also is obligated to furnish the Portfolio with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Portfolio. Eagle and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Eagle and its affiliates. The Portfolio pays all its other expenses that are not assumed by Eagle as described in the Prospectus. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio may be a party. The Portfolio also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

              The Advisory Agreement and the Subadvisory Agreement each were approved by the Trustees (including all of the Trustees who are not "interested persons" of Eagle or the Subadviser) and Eagle, as sole shareholder of the Portfolio, in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years only so long as its continuance is approved at least annually by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Eagle, the Subadviser or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Advisory and Subadvisory Agreement each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Eagle to the Portfolio, and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Eagle or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, Eagle automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event Eagle ceases to be the adviser of the Portfolio or the Distributor ceases to be principal distributor of the Portfolio's shares, the right of the Portfolio to use the identifying name of "Eagle" may be withdrawn.

              Eagle and the Subadviser shall not be liable to the Portfolio or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Portfolio or for any losses that may be sustained in the purchase, holding or sale of any security.

              Advisory Fee. The annual investment advisory fee paid monthly by the Portfolio to Eagle is set forth in the Prospectus. Eagle has voluntarily agreed to waive management fees to the extent that the Portfolio's total operating expenses, exclusive of foreign taxes paid, exceed 2.60% of average daily net assets during the fiscal year ended October 31, 1995. Eagle has entered into an agreement with the Subadviser to provide investment advice and portfolio management services to the Portfolio for a fee based on the Portfolio's average daily net assets paid by Eagle to the Subadviser equal to .50% on the first $100 million and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations.

              For the fiscal period ended October 31, 1995, investment advisory fees amounted to $32,303. For the same period, Eagle waived its fees in the amount of $32,303 and reimbursed the Portfolio for expenses totalling $48,001. For the fiscal period ended October 31, 1995, Eagle paid subadviser fees of $16,152.

              Class-Specific Expenses.  The  Portfolio may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Portfolio's shares to which those expenses are attributable.

              State Expense Limitations. Certain states have established expense limitations for investment companies whose shares are registered for sale in that state. If the Portfolio's operating expenses (including the investment advisory fee, but not including distribution fees, brokerage commissions, interest, taxes and extraordinary expenses) exceed these expense limitations, the investment advisory fee paid will be reduced on a monthly basis by the amount of the excess. If applicable state expense limitations are exceeded, the amount to be reimbursed by Eagle will be limited by the amount of the investment advisory fee and the Portfolio may have to cease offering its shares for sale in certain states until the expense ratio declines. Any fees waived by Eagle can be recovered by it from the Portfolio when such recovery would not cause the Portfolio to exceed its expense limits. The most restrictive current state expense limit is 2.5% of the Portfolio's first $30 million in average net assets, 2.0% of the next $70 million in assets and 1.5% of all excess average net assets.

              Brokerage Practices
              -------------------

              Eagle and the Subadviser are responsible for the execution of the Portfolio's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Portfolio necessarily will be paying the lowest commission or spread available. Rather, the Portfolio also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

              Consistent with the policy of most favorable  price and execution,
     Eagle or the Subadviser may give consideration to research, statistical and other services furnished by brokers to them for their use. In addition, Eagle or the Subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that they determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle or the Subadviser in connection with services to clients other than the Portfolio. The Portfolio also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by the Portfolio to dealers on the basis of such research services.

              The Portfolio may use the Distributor or its affiliates or affiliates of the Subadviser as a broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor or its affiliates will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

              Eagle and the Subadviser also may select other brokers to execute portfolio transactions. In the over-the-counter market, the Portfolio generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

              The Portfolio may not buy securities from, or sell securities to the Distributor or its affiliates as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which the Distributor or its affiliates are participants. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of the Portfolio expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, its affiliates or certain affiliates of the Subadviser, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

              Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits the Distributor from executing transactions on an exchange for the Portfolio except pursuant to written consent by the Portfolio.

              Distribution of Shares
              ----------------------

              The Distributor and participating dealers or participating banks with whom it has entered into dealer agreements offer shares of the Portfolio as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Pursuant to its Distribution Agreement with the Trust on behalf of the Portfolio with respect to Eagle Class shares, the Distributor bears the cost of making information about the Portfolio available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling or servicing efforts. The Distributor also pays service fees to dealers for providing personal services to Eagle Class shareholders and for maintaining shareholder accounts. The Portfolio pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

              As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to the Eagle Class shares, the Portfolio pays the Distributor a distribution fee in an amount up to 1.00% of the Portfolio's average daily net assets in accordance with the Eagle Class Plan described below. The distribution fee is accrued daily and paid monthly. The Distributor uses only .25 of 1% of this fee as a service fee to compensate participating dealers or participating banks including, for this purpose, certain financial institutions for services provided in connection with the maintenance of shareholder accounts. For the fiscal period ended October 31, 1995, the Distributor received Rule 12b-1 fees in the amount of $32,303, all of which was used to compensate the Distributor's representatives.

              In reporting amounts expended under the Plan to the Trustees, the Distributor will allocate expenses attributable to the sale of Eagle Class shares to that class based on the ratio of sales of shares of that class to the sales of all the classes of shares of the Portfolio. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

              The Portfolio has adopted a Distribution Plan for the Eagle Class shares (the "Plan") that, among other things, permits it to pay the Distributor the monthly distribution fee out of its net assets to finance activity that is intended to result in the sale and retention of Eagle Class shares. As required by Rule l2b-1 under the 1940 Act, the Plan was approved by Eagle, as the sole shareholder of the Portfolio, and the Board of Trustees, including a majority of the Trustees who are not interested persons of the Portfolio (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees") after determining that there is a reasonable likelihood that the Portfolio and Eagle Class shareholders will benefit from the Plan.

              The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Eagle Class shares. The Trustees review quarterly a written report of Plan costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in the Plan that would materially increase the distribution cost to the Eagle Class requires Eagle Class shareholder approval.

              The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The

     Portfolio may effect such termination by vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Independent Trustees. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Portfolio shall be committed to the discretion of such disinterested persons.

              The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

              Administration of the Portfolio
              -------------------------------

              Administrative and Transfer Agent Services. Eagle, subject to the control of the Trustees, will manage, supervise and conduct the administrative and business affairs of the Portfolio; furnish office space and equipment; oversee the activities of the Subadviser and the
     Portfolio's custodian and fund accountant; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Eagle and its affiliates. Eagle also will provide certain shareholder servicing activities for customers of the Portfolio. Heritage is the transfer and dividend disbursing agent for the Portfolio. The Portfolio pays Heritage a fee equal to its cost plus ten percent for its services as transfer and dividend disbursing agent. For the fiscal period ended October 31, 1995, Heritage earned approximately $1,016 for its services as transfer and dividend disbursement agent.

              Under a separate Administration Agreement between Eagle and Heritage, Heritage will provide certain noninvestment services to the Portfolio for a fee payable by Eagle equal to .10% on the first $100 million of average daily net assets, and .05% thereafter. For the fiscal period ended October 31, 1995, Eagle paid Heritage $12,500 for such services.

              Custodian.  State Street Bank  and Trust Company, P.0.   Box 1912,
     Boston, Massachusetts 02105, serves as custodian of the Portfolio's assets and provides portfolio accounting and certain other services.

              Legal Counsel. Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust and Eagle.
     Schifino & Fleischer, P.A., 1 Tampa City Center, Suite 2700, Tampa, Florida 33602, serves as counsel to the Distributor.

              Independent Accountants. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, is the independent accountants for the Trust. The Financial Statements and Financial Highlights of the Portfolio that appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., whose report thereon has been included herein in reliance upon the report of Coopers & Lybrand L.L.P., which is given upon its authority as experts in accounting and auditing.

              Potential Liability
              -------------------

              Under certain circumstances, shareholders  may be held  personally liable as partners under Massachusetts law for obligations of the Portfolio. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Portfolio. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Portfolio or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Portfolio's obligations, the Portfolio is required to use its property to protect or compensate the shareholder. On request, the Portfolio will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Portfolio. Therefore, financial loss resulting from liability as a shareholder will occur only if the Portfolio itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                       APPENDIX

     CORPORATE BOND RATINGS

     STANDARD & POOR'S CORPORATE BOND RATINGS
     ----------------------------------------

              AAA   Debt  rated "AAA"  has the  highest rating assigned  by S&P.
     Capacity to pay interest and repay principal is extremely strong.

              AA   Debt rated "AA"  has a  very strong capacity  to pay interest and repay principal and differs from the higher rated issues only in small degree.

              A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

              BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

              BB, B, CCC Debt rated "BB," "B" and "CCC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

              B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

              CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

              CC      The rating "CC" is typically applied  to debt subordinated to senior debt that is assigned an actual or impled "CCC" rating.

              C       The rating "C"  is typically applied to  debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

              CI      The rating "CI" is reserved  for income bonds on  which no interest is being paid.

              D       Debt rated  "D" is  in payment  default.   The "D"  rating
     category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

              NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
     ------------------------------------------------------

              Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than in Aaa securities.

              A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

              Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

              Caa  Bonds which are rated Caa are of poor standing.   Such issues
     may be in default or there may be present elements of danger with respect to principal or interest.

              Ca     Bonds which  are rated  Ca represent obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C       Bonds which  are rated  C are  the lowest  rated class  of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     COMMERCIAL PAPER RATINGS

     The rating services' descriptions of commercial paper ratings in which the Portfolios may invest are:

     Description of Standard & Poor's Ratings Group's Commercial Paper Ratings
     -------------------------------------------------------------------------

     A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

     Description of Moody's Investors Service, Inc.'s Commercial Paper Ratings
     -------------------------------------------------------------------------

     Prime-l. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                           MARKET
                                                                                                           VALUE
                                                                                                         ----------
REPURCHASE AGREEMENT--6.2%
    Repurchase Agreement with State Street Bank and Trust Company, dated October 31, 1995, @ 5.82%, to be repurchased at $620,100 on November 1, 1995, collateralized by $580,000 United States Treasury
    Notes, 7.25%, due August 15, 2004, (market value $639,119 including interest) (cost $620,000) .....  $  620,000
                                                                                                         ----------

        SHARES
        ------
COMMON STOCK--91.1%
--------------------
  ARGENTINA--1.0%
  --------------
          8,700   Capex SA...............................................................................     104,400
                                                                                                           ----------
  AUSTRALIA--2.1%
  -------------
         13,600   Broken Hill Proprietary Company, Ltd...................................................     184,193
         17,000   Qantas Airways, Ltd....................................................................      30,043
                                                                                                           ----------
                                                                                                              214,236
                                                                                                           ----------
  BRAZIL--1.8%
  -----------
          3,800   Usiminas, SA...........................................................................      36,328
          3,500   Telecomunicacoes Brasileiras, SA.......................................................     140,438
                                                                                                           ----------
                                                                                                              176,766
                                                                                                           ----------
  FRANCE--5.8%
  -----------
          2,100   Peugeot SA.............................................................................     273,553
          7,840   Schneider SA...........................................................................     302,371
                                                                                                           ----------
                                                                                                              575,924
                                                                                                           ----------
  GERMANY--3.0%
  -------------
          7,200   VEBA AG................................................................................     295,601
                                                                                                           ----------
  HONG KONG--7.2%
  ---------------
         31,000   China Light & Power Company, Ltd.......................................................     165,190
         18,800   HSBC Holdings..........................................................................     273,549
         50,000   Hutchison Whampoa, Ltd.................................................................     275,489
                                                                                                           ----------
                                                                                                              714,228
                                                                                                           ----------
  INDIA--0.8%
  ----------
          8,032   Indian Opportunities Fund, Ltd.........................................................      84,418
                                                                                                           ----------
  ITALY--1.9%
  ---------
         31,950   La Rinascente..........................................................................     189,415
                                                                                                           ----------
  JAPAN--29.4%
  ------------
         15,000   Canon, Incorporated....................................................................     256,611
         22,000   Hitachi Metals, Ltd....................................................................     270,981
         33,000   Asahi Chemicals Industry Company, Ltd..................................................     231,624
             31   DDI Corporation........................................................................     251,224
         39,000   Itochu Corporation.....................................................................     231,038
          5,000   Ito-Yokado Company, Ltd................................................................     273,229
         29,000   Kamigumi Company, Ltd..................................................................     262,232

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

        SHARES                                                                                               MARKET
        ------                                                                                               VALUE
                                                                                                           ----------
  JAPAN--(CONTINUED)
  -----------------
          3,000   Kyocera Corporation....................................................................  $  245,760
         14,000   Mitsubishi Heavy Industries, Ltd.......................................................     107,982
         27,000   Nippon Express Company, Ltd............................................................     219,072
          1,000   Rohm Company, Ltd......................................................................      60,707
         11,000   Shin-Etsu Chemical Company, Ltd........................................................     224,742
          1,000   Sony Corporation.......................................................................      44,968
         18,000   Sumitomo Forestry Company, Ltd.........................................................     253,385
                                                                                                           ----------
                                                                                                            2,933,555
                                                                                                           ----------
  MALAYSIA--4.7%
  -------------
          9,000   AMMB Holdings BHD......................................................................     111,570
         14,000   Edaran Otomobil Nasional BHD...........................................................     110,193
         14,000   Genting BHD............................................................................     120,661
         20,000   United Engineers BHD...................................................................     124,360
                                                                                                           ----------
                                                                                                              466,784
                                                                                                           ----------
  MEXICO--0.7%
  ------------
         15,000   Grupo Industrial San Luis SA...........................................................      70,526
                                                                                                           ----------
  NETHERLANDS--3.3%
  ----------------
          3,600   Wolters Kluwer CVA.....................................................................     327,646
                                                                                                           ----------
  SINGAPORE--3.6%
  --------------
         12,000   Development Bank of Singapore, Ltd. (Alien Market).....................................     137,580
         14,000   Jardine Matheson & Company, Ltd........................................................      85,400
          9,000   Singapore Press Holdings, Ltd. (Alien Market)..........................................     140,764
                                                                                                           ----------
                                                                                                              363,744
                                                                                                           ----------
  SOUTH AFRICA--0.5%
  -----------------
          1,600   South African Breweries, Ltd...........................................................      52,532
                                                                                                           ----------
  SPAIN--1.9%
  ----------
          4,345   Banco de Santander SA..................................................................     189,385
                                                                                                           ----------
  SWEDEN--1.7%
  ------------
          4,000   Electrolux, AB.........................................................................     171,069
                                                                                                           ----------
  SWITZERLAND--3.2%
  ----------------
            300   Nestle, SA.............................................................................     314,454
                                                                                                           ----------
  TAIWAN--1.6%
  ------------
          1,000   Taipei Fund, IDR.......................................................................      74,060
         10,800   Taiwan Opportunities Fund, Ltd.........................................................      85,752
                                                                                                           ----------
                                                                                                              159,812
                                                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

        SHARES                                                                                               MARKET
        ------                                                                                               VALUE
                                                                                                           ----------
  THAILAND--1.6%
  -------------
         40,000   Thai Military Bank, PCL (Alien Market).................................................  $  157,361
                                                                                                           ----------
  UNITED KINGDOM--15.3%
  ---------------------
         33,500   Argyll Group, PLC......................................................................     170,281
         46,000   BTR, PLC...............................................................................      53,818
         25,000   British Airways, PLC...................................................................     179,842
         11,000   East Midlands Electricity, PLC.........................................................     151,043
         15,500   Glaxo Wellcome, PLC....................................................................     209,036
         16,200   Granada Group, PLC.....................................................................     173,398
         71,000   Ladbroke Group, Ltd, PLC...............................................................     186,340
          2,000   TSB Group, PLC.........................................................................      11,794
         10,000   Unilever, PLC..........................................................................     194,308
         31,000   Wolseley, PLC..........................................................................     192,126
                                                                                                           ----------
                                                                                                            1,521,986
                                                                                                           ----------
      PRINCIPAL   Total Common Stocks (cost $9,077,759)..................................................   9,083,842
                                                                                                           ----------
  BONDS--2.0%
  -----------
  JAPAN--2.0%
  -------------
       $ 90,000   Bank of Tokyo, Ltd, 3.375%, due 3/31/2004, (c).........................................      97,538
        110,000   Mitsubishi Bank, Ltd, 3.5%, due 3/31/2004, (c).........................................     102,850
                                                                                                           ----------
                  Total Bonds (cost $244,384)............................................................     200,388
                                                                                                           ----------
TOTAL INVESTMENT PORTFOLIO (cost $9,942,143)(b), 99.3%(a)................................................   9,904,230
OTHER ASSETS AND LIABILITIES, NET 0.7%(a)................................................................      66,329
                                                                                                           ----------
NET ASSETS, 100.0%.......................................................................................  $9,970,559
                                                                                                            =========

(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $37,913, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $315,240 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $353,153.
(c) Convertible security.
IDR -- International Depository Receipt (one IDR equals 1,000 shares).

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                               MARKET       % OF NET
                                 INDUSTRY DIVERSIFICATION                                      VALUE         ASSETS
                                   --------------------                                      ----------     --------
Common Stocks
    Airlines...............................................................................  $  179,842        1.80%
    Automotive.............................................................................     383,746        3.85
    Banks..................................................................................     881,240        8.84
    Basic Industries.......................................................................     184,193        1.85
    Broadcasting...........................................................................     173,398        1.74
    Building Materials.....................................................................     192,126        1.93
    Capital Goods..........................................................................     800,887        8.03
    Casinos................................................................................     120,661        1.21
    Chemicals..............................................................................     456,366        4.58
    Construction...........................................................................     377,745        3.79
    Consumer Goods.........................................................................     223,601        2.24
    Diversified Holding....................................................................     275,489        2.76
    Electronics............................................................................     608,045        6.10
    Fabricated Metal.......................................................................     270,981        2.72
    Finance................................................................................     244,230        2.45
    Food...................................................................................     679,043        6.81
    Industrial.............................................................................     161,800        1.62
    Lodging................................................................................     186,340        1.87
    Overseas Trading.......................................................................     316,438        3.17
    Pharmaceuticals........................................................................     209,036        2.10
    Publishing.............................................................................     468,410        4.70
    Retailers..............................................................................     462,644        4.64
    Transportation.........................................................................     511,347        5.13
    Utilities..............................................................................     716,235        7.18
Bonds......................................................................................     200,388        2.01
Repurchase Agreement.......................................................................     620,000        6.22
                                                                                             ----------     --------
Total Investments..........................................................................   9,904,230       99.33
Other Assets and Liabilities, net..........................................................      66,329        0.67
                                                                                             ----------     --------
Net Assets.................................................................................  $9,970,559      100.00%
                                                                                              =========     =========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $9,322,143) (Note 1).........................               $ 9,284,230
Repurchase agreement (identified cost $620,000) (Note 1)...................................                   620,000
Cash.......................................................................................                       302
Receivables:
  Foreign currency.........................................................................                    50,651
  Fund shares sold.........................................................................                   248,613
  Dividends and interest...................................................................                    15,625
  From Manager.............................................................................                    16,811
  Foreign taxes recoverable................................................................                     1,846
Deferred organizational expenses (Note 1)..................................................                    46,800
Deferred state registration expenses (Note 1)..............................................                     9,175
Prepaid insurance..........................................................................                     1,036
                                                                                                          -----------
        Total assets.......................................................................                10,295,089

Liabilities
Payables (Note 4):
  Investments purchased....................................................................  $137,734
  Foreign currency purchased...............................................................    50,651
  Accrued distribution fee.................................................................    32,303
  Other accrued expenses...................................................................    48,098
  Foreign taxes withheld...................................................................     1,931
  Foreign currency sold short, at value (proceeds $53,813).................................    53,813
                                                                                             --------
        Total liabilities..................................................................                   324,530
                                                                                                          -----------
Net assets, at market value................................................................               $ 9,970,559
                                                                                                           ==========
Net Assets
Net assets consist of:
  Net unrealized gain on foreign currency related transactions.............................                       194
  Net unrealized depreciation on investments...............................................                   (37,913)
  Accumulated net realized gain (Note 1)...................................................                   242,845
  Accumulated net realized gain on foreign currency transactions...........................                     1,440
  Paid-in capital..........................................................................                 9,763,993
                                                                                                          -----------
Net assets, at market value................................................................               $ 9,970,559
                                                                                                           ==========
Net asset value, redemption and offering price per share ($9,970,559 divided by 479,563
  shares of beneficial interest outstanding, no par value) (Note 2)........................                    $20.79
                                                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
  FOR THE PERIOD MAY 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995
--------------------------------------------------------------------------------

Investment Income
Income:
  Dividends (net of $7,068 foreign withholding taxes)........................................               $ 46,873
  Interest (net of $26 foreign withholding taxes)............................................                 26,429
                                                                                                            --------
        Total income.........................................................................                 73,302
Expenses (Notes 1 and 4):
  Management fee.............................................................................  $ 32,303
  Distribution fee...........................................................................    32,303
  Amortization of state registration expenses................................................    27,235
  Custodian/Fund accounting fees.............................................................    20,908
  Professional fees..........................................................................    29,679
  Shareholder servicing fees.................................................................     1,016
  Reports to shareholders....................................................................     7,500
  Amortization of organization expenses......................................................     5,200
  Trustees' fees and expenses................................................................     4,200
  Federal registration fees..................................................................     1,954
  Insurance..................................................................................     1,744
  Other......................................................................................       250
                                                                                               --------
        Expenses before waiver and reimbursement.............................................   164,292
        Fees waived by Manager...............................................................   (32,303)
        Expenses reimbursed by Manager.......................................................   (48,001)      83,988
                                                                                               --------     --------
Net investment loss..........................................................................                (10,686)
                                                                                                            --------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investment transactions...............................................                253,531
Net realized gains from foreign currency transactions (net of $2,799 capital gains tax
  withheld)..................................................................................                  1,440
Net increase in unrealized depreciation of investments during the period.....................                (37,913)
Net increase in unrealized appreciation from foreign currency................................                    194
                                                                                                            --------
        Net gain on investments..............................................................                217,252
                                                                                                            --------
Net increase in net assets resulting from operations.........................................               $206,566
                                                                                                            ========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD MAY 1, 1995
                                                                                  (COMMENCEMENT OF OPERATIONS) TO
                                                                                         OCTOBER 31, 1995
                                                                               -------------------------------------
Increase in net assets:
Operations:
  Net investment loss......................................................                 $   (10,686)
  Net realized gains from foreign currency transactions
    (net of $2,799 capital gains tax withheld).............................                       1,440
  Net realized gain from investment transactions...........................                     253,531
  Net increase in unrealized appreciation from foreign currency............                         194
  Net increase in unrealized depreciation of investments during the
    period.................................................................                     (37,913)
                                                                                            -----------
  Net increase in net assets resulting from operations.....................                     206,566
Increase in net assets from Fund share transactions (Note 2)...............                   9,762,993
                                                                                            -----------
Increase in net assets.....................................................                   9,969,559
Net assets, beginning of period (initial seed capital).....................                       1,000
                                                                                            -----------
Net assets, end of period..................................................                 $ 9,970,559
                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                          1995+*
                                                                                                          ------
NET ASSET VALUE, BEGINNING OF THE PERIOD............................................................      $20.00
                                                                                                          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss(a)............................................................................        (.03)
  Net realized and unrealized gain on investments...................................................        0.82
                                                                                                          ------
Total from investment operations....................................................................        0.79
                                                                                                          ------
NET ASSET VALUE, END OF THE PERIOD..................................................................      $20.79
                                                                                                          ======
TOTAL RETURN (%)(C).................................................................................        3.95
RATIOS (%)/SUPPLEMENTAL DATA:
  Ratio of operating expenses, net, to average daily net assets(a)..................................        2.60(b)
  Ratio of net investment loss to average daily net assets..........................................       (0.33)(b)
  Portfolio turnover rate...........................................................................          61(b)
  Net assets, end of period (millions)..............................................................         $10

---------------

 * Per share amounts have been calculated using the monthly average share method.
 +  For the period May 1, 1995 (commencement of operations) to October 31, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in fiscal 1995 of $.17 per share. The operating expense ratio including such items would be 5.09% (annualized).
(b) Annualized.
(c) Not annualized.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of four separate investment Portfolios, the Eagle International Equity Portfolio (The "Fund"), the Small Cap Stock Fund, the Value Equity Fund and the Growth Equity Fund. The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles. Financial statements for the Small Cap Stock Fund, the Value Equity Fund and the Growth Equity Fund are presented separately.

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to change in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income (accumulated net investment loss) and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund. As a result, the net investment loss for the period ended October 31, 1995 has been charged to accumulated net realized gain.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
           HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At October 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares of the Fund for the period May 1, 1995 (commencement of operations) to October 31, 1995 were as follows:

                                                                                                 SHARES      AMOUNT
                                                                                                 -------   -----------
        Shares sold............................................................................  493,157   $10,046,244
        Shares redeemed........................................................................  (13,644)     (283,251)
                                                                                                 -------   -----------
        Net increase...........................................................................  479,513   $ 9,762,993
                                                                                                            ==========
        Shares outstanding:
          Beginning of period (seed shares)....................................................       50
                                                                                                 -------
          End of period........................................................................  479,563
                                                                                                 =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the period May 1, 1995 (commencement of operations) to October 31, 1995, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $10,712,255 and $1,643,743, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Eagle Asset Management, Inc. ( the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 2.60% on an annual basis of the Fund's average daily net assets. This agreement is more restrictive than any state expense limitation at the current level of net assets. Under the agreement, management fees waived and expenses reimbursed totaled $80,304 ($.17 per share) for the period ended October 31, 1995. If Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1997, the Fund may be required to pay the Manager all or a portion of the waived management fees.

        The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of average daily net assets on the first $100 million of assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations.

        Heritage Asset Management, Inc. ("Heritage"), an affiliate of Eagle, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also may provide certain administrative services for the Fund and may receive a fee from Eagle for performing these administrative services.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund paid Raymond James & Associates, Inc. (the "Distributor") a fee equal to 1.00% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The Manager, the Distributor, the Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds who is not an interested person of the Manager received an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Series Trust-Eagle International Equity Portfolio:

     We have audited the accompanying statement of assets and liabilities of Heritage Series Trust-Eagle International Equity Portfolio, including the investment portfolio, as of October 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period May 1, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Series Trust-Eagle International Equity Portfolio, as of October 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1995 (commencement of operations) to October 31, 1995 in conformity with generally accepted accounting principles.

Boston, Massachusetts
November 29, 1995
                                                        Cooper & Lybrand LLP

                               HERITAGE SERIES TRUST -
                         EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         ------------------------------------

                              PART C. OTHER INFORMATION
                              -------------------------


     Item 24.         Financial Statements and Exhibits
                      ---------------------------------

                      (a) Financial Statements included as a part of this Registration Statement:

                               Included in Part A of the Registration Statement:

                               Financial Highlights for the period May 1, 1995 (commencement of operations) to October 31, 1995.

                               Included in Part B of the Registration Statement:

                               Investment Portfolio as at October 31, 1995;
                               Statement of Assets and Liabilities as at October 31, 1995;
                               Statement of Operations for the period May 1, 1995 (commencement of operations) to October 31, 1995;
                               Statement of Changes in Net Assets for the period May 1, 1995 (commencement of operations) to October 31, 1995;
                               Financial Highlights for the period May 1, 1995 (commencement of operations) to October 31, 1995;
                               Notes to Financial Statements;
                               Report of Coopers & Lybrand L.L.P., Independent Accountants, dated November 29, 1995

                      (b)      Exhibits:

                               (1)     Declaration of Trust (filed herewith)

                               (2)     Bylaws (filed herewith)

                               (3)     Voting trust agreement -- none

                               (4)  (a)(i)      Specimen  security   Small   Cap
                                                Stock Fund Class A**

                                    (a)(ii)     Specimen  security   Small   Cap
                                                Stock Fund Class C**

                                    (b)(i)      Specimen security  Value  Equity
                                                Fund Class A**

                                    (b)(ii)     Specimen security  Value  Equity
                                                Fund Class C**

                                    (c)(i)      Specimen      security     Eagle
                                                International  Equity  Portfolio
                                                Eagle Class**

                                    (c)(ii)     Specimen      security     Eagle
                                                International  Equity  Portfolio
                                                Class A**

                                    (c)(iii)    Specimen      security     Eagle
                                                International  Equity  Portfolio
                                                Class C**

                                    (d)(i)      Specimen security Growth  Equity
                                                Fund Class A**

                                    (d)(ii)     Specimen security Growth  Equity
                                                Fund Class C**

                               (5)  (a)(i)      Investment      Advisory     and
                                                Administration  Agreement (filed
                                                herewith)

                                    (a)(ii)     Amended  Schedule A  relating to
                                                the addition of the Value Equity
                                                Fund (filed herewith)

                                    (a)(iii)    Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund (filed herewith)

                                    (b)         Investment      Advisory     and
                                                Administration Agreement between
                                                Eagle Asset Management, Inc. and
                                                Eagle    International    Equity
                                                Portfolio (filed herewith)

                                    (c)(i)      Subadvisory   Agreement  between
                                                Heritage Asset  Management, Inc.
                                                and Raymond  James & Associates,
                                                Inc. relating to Small Cap Stock
                                                Fund (filed herewith)

                                    (c)(ii)     Subadvisory   Agreement  between
                                                Heritage Asset  Management, Inc.
                                                and   Awad   &   Associates,   a
                                                division  of  Raymond James  and
                                                Associates,  Inc.   relating  to
                                                Small  Cap   Stock  Fund  (filed
                                                herewith)

                                    (d)(i)      Form  of  Subadvisory  Agreement
                                                between      Heritage      Asset
                                                Management, Inc. and Eagle Asset
                                                Management,  Inc.  relating   to
                                                Value    Equity    Fund   (filed
                                                herewith)

                                    (d)(ii)     Amended  Schedule A  relating to
                                                the addition  of the  Small  Cap
                                                Stock Fund (filed herewith)

                                    (d)(iii)    Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund (filed herewith)

                                    (e)         Form  of  Subadvisory  Agreement
                                                between Eagle  Asset Management,
                                                Inc.  and   Martin  Currie  Inc.
                                                relating to Eagle  International
                                                Equity      Portfolio     (filed
                                                herewith)

                               (6)     Distribution Agreement (filed herewith)

                               (7)     Bonus,  profit  sharing or  pension plans
                                       -- none

                               (8)     Form   of  Custodian   Agreement   (filed
                                       herewith)

                               (9)     (a)      Form  of   Transfer  Agency  and
                                                Service     Agreement     (filed
                                                herewith)

                                       (b)      Form  of   Fund  Accounting  and
                                                Pricing Service Agreement (filed
                                                herewith)

                               (10)    Opinion and consent of counsel*

                               (11)    Accountants' consent (filed herewith)

                               (12)    Financial    statements    omitted   from
                                       prospectus -- none

                               (13)    Letter   of  investment   intent   (filed
                                       herewith)

                               (14)    Prototype retirement plan**

                               (15)  (a)(i)     Class A  Plan pursuant  to  Rule
                                                12b-1 (filed herewith)

                                     (a)(ii)    Amended  Schedule A  relating to
                                                the addition of the Value Equity
                                                Fund (filed herewith)

                                     (a)(iii)   Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund (filed herewith)

                                     (a)(iv)    Amended  Schedule A  relating to
                                                the   addition   of  the   Eagle
                                                International  Equity  Portfolio
                                                (filed herewith)

                                     (b)(i)     Class C  Plan pursuant  to  Rule
                                                12b-1 (filed herewith)

                                     (b)(ii)    Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund (filed herewith)

                                     (b)(iii)   Amended  Schedule A  relating to
                                                the   addition   of  the   Eagle
                                                International  Equity  Portfolio
                                                (filed herewith)

                                     (c)        Eagle  Class  Plan  pursuant  to
                                                Rule 12b-1 (filed herewith)

                               (16)    Performance Computation Schedule:

                                       (a)      Small  Cap   Stock  Fund  (filed
                                                herewith)

                                       (b)      Growth Equity Fund**

                                       (c)      Eagle    International    Equity
                                                Portfolio (filed herewith)

                                       (d)      Value     Equity     Fund     --
                                                inapplicable

                               (17)    Financial  Data Schedule  for  Electronic
                                       Filers:

                                       (a)      Small Cap Stock Fund**

                                       (b)      Value Equity Fund**

                                       (c)      Eagle    International    Equity
                                                Portfolio (filed herewith)

                                       (d)      Growth    Equity     Fund     --
                                                inapplicable

                               (18) Form of Plan pursuant to Rule 18f-3 (filed herewith)


                               * Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on November 14, 1995

                               **      To be filed by subsequent amendment.

     Item 25.         Persons Controlled by or under
                      Common Control with Registrant
                      ------------------------------

                      None.


     Item 26.         Number of Holders of Securities
                      -------------------------------

                                         Number of Record Holders
     Title of Class                             October 31, 1995
     _____________________                ___________________________

     Shares of beneficial interest

              Small Cap Stock Fund
                      Class A Shares                    5,258
                      Class C Share                       412

              Value Equity Fund
                      Class A Shares                    1,279
                      Class C Shares                      512

              Growth Equity Fund
                      Class A Shares                        0
                      Class C Shares                        0

              Eagle International
                Equity Portfolio
                      Class A Shares                        0
                      Class C Shares                        0
                      Eagle Class Shares                  159


     Item 27.         Indemnification
                      ---------------

              Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

              (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

              (b) No indemnification shall be provided hereunder to a Covered Person:

                      (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

              (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

              (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                      (i)      such   Covered   Person   shall   have   provided
     appropriate security for such undertaking;

                      (ii) the Trust is insured against losses arising out of any such advance payments; or

                      (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

              According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A
     Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

     Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust, on behalf of Eagle International Equity Portfolio, and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

     Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

     Paragraph 7 of the Distribution Agreement between the Trust, on behalf of the Eagle International Equity Portfolio and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
     Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

              Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

     Item 28. I.      Business and Other Connections
                               of Investment Adviser
                               ------------------------------

              Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

              Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, and Growth Equity Funds of the Trust. Information as to the directors and officers of
     Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

                      II.      Business and Other Connections of Subadviser
                               --------------------------------------------

              Martin Currie  Inc.,  a New  York corporation,  is a  wholly-owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie Inc. provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

              Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. The Research Department and Awad & Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

              Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.


     Item 29.         Principal Underwriter
                      ---------------------

                      (a) Raymond James & Associates, Inc. is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

                      (b)  The  directors  and  officers   of  the  Registrant's
     principal underwriter are:


       Name                      Positions & Offices           Position
                                   with Underwriter         with Registrant

       [S]                    [C]                          [C]
       Thomas A. James        Chief Executive Officer,     Trustee
                              Director

       Robert F. Shuck        Executive V.P., Director     None

       Thomas S. Franke       President, Chief             None
                              Operating Officer,
                              Director
       Lynn Pippenger         Secretary/Treasurer,         None
                              Chief Financial Officer,
                              Director

       Dennis Zank            Executive VP of              None
                              Operations and
                              Administration, Director


     Item 30.         Location of Accounts and Records
                      --------------------------------

              The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended, are maintained in the physical possession of the Trust's custodian, except that: Eagle will maintain some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

     Item 31.         Management Services
                      -------------------

                      Not applicable.

     Item 32.         Undertakings
                      ------------

              Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

                                     SIGNATURES
              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on November 30, 1995. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       HERITAGE SERIES TRUST

                                       By: /s/ Stephen G. Hill
                                           _________________________
                                           Stephen G. Hill
                                           President


     Attest:

     /s/ Donald H. Glassman
     -----------------------------
     Donald H. Glassman, Treasurer

              Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                             Title                 Date
       ______________                     ____________          __________


       /s/ Stephen G. Hill            President            November 30, 1995
       ________________________
       Stephen G. Hill

       Thomas A. James*               Trustee              November 30, 1995
       ________________________
       Thomas A. James

       Richard K. Riess*              Trustee              November 30, 1995
       ________________________
       Richard K. Riess






       C. Andrew Graham*              Trustee              November 30, 1995
       ________________________
       C. Andrew Graham

       David M. Phillips*             Trustee              November 30, 1995
       ________________________
       David M. Phillips

       James L. Pappas*               Trustee              November 30, 1995
       ________________________
       James L. Pappas

       Donald W. Burton*              Trustee              November 30, 1995
       ________________________
       Donald W. Burton


       Eric Stattin                   Trustee              November 30, 1995
       ________________________
       Eric Stattin*

                                      Treasurer            November 30, 1995
       /s/ Donald H. Glassman
       ________________________
       Donald H. Glassman

       *By /s/ Donald H. Glassman
           ------------------------
           Donald H. Glassman, Attorney-In-Fact



                                  INDEX TO EXHIBITS


     Exhibit
     Number          Description                                         Page

     1               Declaration of Trust (filed herewith)

     2               Bylaws (filed herewith)

     3               Voting trust agreement -- none

     4(a)(i)         Specimen security Small Cap Stock Fund Class A**

      (a)(ii)        Specimen security Small Cap Stock Fund Class C**

      (b)(i)         Specimen security Value Equity Fund Class A**

      (b)(ii)        Specimen security Value Equity Fund Class C**

      (c)(i)         Specimen security Eagle International Equity
                     Portfolio Eagle Class**

      (c)(ii)        Specimen security Eagle International Equity
                     Portfolio Class A**

      (c)(iii)       Specimen security Eagle International Equity
                     Portfolio Class C**

      (d)(i)         Specimen security Growth Equity Fund Class A**

      (d)(ii)        Specimen security Growth Equity Fund Class
                     C**

     5(a)(i)         Investment Advisory and Administration Agreement
                     (filed herewith)

      (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund (filed herewith)

      (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund (filed herewith)

      (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio (filed herewith)

      (c)(i)         Subadvisory Agreement between Heritage Asset
                     Management, Inc. and Raymond James & Associates, Inc. relating to Small Cap Stock Fund (filed herewith)

      (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund (filed herewith)

      (d)(i) Form of Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset
                     Management, Inc. relating to Value Equity Fund (filed herewith)

      (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund (filed herewith)

      (d)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund (filed herewith)

      (e) Form of Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio (filed herewith)

     6               Distribution Agreement (filed herewith)

     7               Bonus, profit sharing or pension plans -- none

     8               Form of Custodian Agreement (filed herewith)

     9(a) Form of Transfer Agency and Service Agreement (filed herewith)

      (b)            Form of Fund Accounting and Pricing Service
                     Agreement (filed herewith)

     10              Opinion and consent of counsel*

     11              Accountants' consent (filed herewith)

     12 Financial statements omitted from prospectus -- none

     13              Letter of investment intent (filed herewith)

     14              Prototype retirement plan**

     15(a)(i) Class A Plan pursuant to Rule 12b-1 (filed herewith)

      (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund (filed herewith)

      (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund (filed herewith)

      (a)(iv) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio
                     (filed herewith)

      (b)(i) Class C Plan pursuant to Rule 12b-1 (filed herewith)

      (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund (filed herewith)

      (b)(iii) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio
                     (filed herewith)

      (c) Eagle Class Plan pursuant to Rule 12b-1 (filed herewith)

     16              Performance Computation Schedule:

      (a)            Small Cap Stock Fund (filed herewith)

      (b)            Growth Equity Fund**

      (c)            Eagle International Equity Portfolio (filed herewith)

      (d)            Value Equity Fund -- inapplicable

     17              Financial Data Schedule for Electronic Filers:

      (a)            Small Cap Stock Fund**

      (b)            Value Equity Fund**

      (c) Eagle International Equity Portfolio (filed herewith)

      (d)            Growth Equity Fund -- inapplicable

     18 Form of Plan pursuant to Rule 18f-3 (filed herewith)


     * Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on November 14, 1995.

     **       To be filed by subsequent amendment.